Asanko Gold Mine joint venture - Disclosure of detailed information about change in carrying amount of Company investment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Balance, beginning of year	$ 85,818
Company's share of the JV's net income for the year	2,432	$ 31,670
Balance, end of year	0	85,818
AGM JV. [Member]
Disclosure of transactions between related parties [line items]
Balance, beginning of year	85,818	54,148
Company's share of the JV's net income for the year	2,432	31,670
Fair value adjustment on derecognition	1,416	0
Derecognition on closing of Acquisition	(89,666)	0
Balance, end of year	$ 0	$ 85,818